SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2016
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS
NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

		Interest Rate
	Bank Name	per Annum	December 31,
			2016	2015
Due on December 27, 2017,	Anhui Rural Commercial Bank (“ARCB”) Ma An Shan Branch	6.276%	$1,782,471	$-
Due on December 14, 2017,	China Construction Bank (“CCB”) Jiu Jiang Branch	4.40%	2,306,472	-
Due on November 20, 2017, guaranteed by Dr. Tang,	Agricultural Bank of China (“ABC”) Jiu Long Branch	5.873%	2,594,782	-
Due on November 2, 2017,	CCB Jiu Jiang Branch	4.40%	720,773	-
Due on November 1, 2017, guaranteed by Ossen Material Research and Dr. Tang,	ABC Jiu Long Branch	5.873%	720,773	-
Due on August 19, 2017, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party	ARCB Ma An Shan Branch	6.78%	4,324,636	-
Due on June 27, 2017,	Anhui Commercial Bank (“ACB”) Fei Cui Branch	6.00%	1,347,845	-
Due on May 19, 2017,	ACB Fei Cui Branch	6.00%	1,441,545	-
Due on May 17, 2017, guaranteed by export order	ARCB Ma An Shan Branch	6.60%	140,551	-
Due on May 10, 2017, guaranteed by export order	ARCB Ma An Shan Branch	6.60%	95,142	-
Due on April 27, 2017, guaranteed by export order	ARCB Ma An Shan Branch	6.60%	147,038	-
Due on April 25, 2017, guaranteed by Ossen Material Research and Dr. Tang,	ABC Jiu Long Branch	5.873%	576,618	-
Due on March 28, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	207,582	-
Due on March 7, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	145,596	-
Due on February 9, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	119,648	-
Due on January 4, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	245,063	-

		Interest Rate
	Bank Name	per Annum	December 31,
			2015	2014
Due on December 24, 2016, guaranteed by Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.44%	$-	$2,772,771
Due on December 2, 2016, guaranteed by Ossen Material Research and Dr. Tang, subsequently repaid on due date	CCB Jiu Jiang Branch	4.40%	-	3,388,943
Due on December 1, 2016, guaranteed by Ossen Material Research and collateral by the Company’s LUR, subsequently repaid on due date	ARCB Ma An Shan Branch	6.216%	-	5,186,623
Due on November 3, 2016, guaranteed by Ossen Material Research and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.87%	-	770,214
Due on June 29, 2016, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Fei Cui Branch	7.80%	-	1,540,429
Due on June 6, 2016, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang, subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	2,515,520
Due on April 16, 2016, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.95%	-	1,540,429

Total			$16,916,535	$17,714,928

All short term bank loans are obtained from local banks in China and are repayable within one year.

The average annual interest rate of the short-term bank loans was 6.105% and 6.182% as of December 31, 2016 and 2015, respectively. Interest expense, included in the financial expenses in the statement of operations, was $1,070,192 $1,017,345 and $1,943,115 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company was in compliance of their financial covenants at December 31, 2016 and 2015, respectively.